SUBSEQUENT EVENTS (Details)		6 Months Ended		12 Months Ended
	Jul. 20, 2023	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary			€ 300,000
Redemption of senior notes		€ 4,000,000	€ 5,000,000	€ 53,000,000
Nominal value		1,888,000,000
Senior Unsecured Notes due 2026
Disclosure of non-adjusting events after reporting period [line items]
Nominal value		€ 234,000,000			$ 250,000,000
Nominal rate	5.875%	5.875%